Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	273,826	—	—	28,585	(2,354)	300,057
Unlisted		160,790	9,451	—	33,237	(1,235)	202,243

		434,616	9,451	—	61,822	(3,589)	502,300

Debt securities
Corporate bond		491	—	—	38	—	529

		435,107	9,451	—	61,860	(3,589)	502,829

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		435,107	9,451	—	61,860	(3,589)	502,829

		2023
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	300,057	430	—	(15,433)	—	285,054
Unlisted		202,243	9,550	(5,332)	5,445	856	212,762

		502,300	9,980	(5,332)	(9,988)	856	497,816

Debt securities
Corporate bond		529	4,080	—	18	—	4,627

		502,829	14,060	(5,332)	(9,970)	856	502,443

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		502,829	14,060	(5,332)	(9,970)	856	502,443

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2022 and 2023 are as follows:

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	64,526	64,526
KG Mobility Co., Ltd. (formerly, Ssangyong Motor Co., Ltd.)	12,205	0.03%		428	107	107
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	34	34
PAN Ocean Co., Ltd.	1,492	0.00%		14	9	9
STX Heavy Industries Co., Ltd.	7,419	0.03%		107	54	54
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	149,503	149,503
Denison Mines Corp.	58,284,000	7.09%		84,134	84,502	84,502
Fission Uranium Corp.	100,000	1.73%		41	75	75
SangSangin Industry Co., Ltd.	5,831	0.01%		38	3	3
Vitzosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	3	3
Vissem electronics, Co., Ltd.	229	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,229	1,229
Aone Alform Co., Ltd.	2,672	0.04%		19	10	10

				324,790	300,057	300,057

Unlisted (*1)
Intellectual Discovery Co., Ltd.	200,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd. (formerly, AJS Co., Ltd.)	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Solvus Co., Ltd.	1,056	0.04%	￦	3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Biwang Industry Co., Ltd.	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology Co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Sevenvalley JC (formerly, CJ Paradise Co., Ltd.)	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Ptotronics Co., Ltd.	843	0.42%	￦	84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	—	—
Samdo Industry Electric Co., Ltd.	48	0.02%		1	1	1
Taejung Industries Co., Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co., Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co., Ltd.	555	0.80%		3	3	3
Sewon Bus Co., Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
AIRTECH Information communication Co., Ltd.	2,379	0.60%		12	12	12
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Set Holding (*2)	1,100,220	2.50%		229,255	163,580	163,580
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wongwang Door Corp.	575	1.00%		29	29	29
Mansu Co., Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Hyunwoo Winstar Co., Ltd.	1	0.00%	￦	—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		19	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co., Ltd.	1,908	0.03%		9	9	9
Shinjin International Corp.	4	0.01%		1	1	1
Jinhung Packaging Co., Ltd	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1
Ewon materials Co., Ltd. (formerly, Shinwoo Toptech Co., Ltd.)	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Dae Bang Industry Co., Ltd.	115	0.13%		6	6	6
S.I.T. Co., Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co., Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
Addies Direct Co., Ltd.	1	0.00%		—	—	—
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Buyoung Panji Co., Ltd.	478	0.44%	￦	12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Hightech Mnp Co., Ltd.	123	0.35%		6	6	6
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Taeyang gasteel Co., Ltd.	8	0.02%		1	1	1
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
D&C Castech Co., Ltd.	330	1.89%		25	25	25
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		1	1	1
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Chandown Food Co., Ltd.	46	0.14%		9	9	9
Getron Co., Ltd.	7,259	0.20%		37	4	4

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Jungmun Co., Ltd.	19	0.26%	￦	2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	10	10
SGC Energy Co., Ltd.	580,000	5.00%		2,900	7,856	7,856
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%		1,500	2,016	2,016
H Robotics Co., Ltd.	903,601	8.05%		4,000	5,638	5,638
Good Tcells Co., Ltd.	11,364	0.34%		500	347	347
IPS Bio Co., Ltd.	1,975	3.13%		1,000	843	843
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Youngheung Industry Co., Ltd.	101	0.05%		5	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Seohan Food Co., Ltd.	83	0.19%		2	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	1	1
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Hakbong Precision Co., Ltd.	1,460	1.18%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		3	3	3
Irefarm Co., Ltd.	45	0.30%		3	3	3
Nam-hae E&C Co., Ltd.	117	0.10%		2	2	2
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
LBK Co., Ltd.	8	0.05%	￦	1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
Eslin Co., Ltd.	39	0.14%		8	8	8
Shinwon Co., Ltd.	275	0.42%		19	19	19
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Orano Expansion	5,742,405	4.72%		—	—	—
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4
Kamada Korea Co., Ltd.	437	0.33%		22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		3	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	2	2
YSM Co., Ltd.	281	2.07%		14	14	14
Dong In Industry Co., Ltd.	65	0.13%		3	3	3
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
JSL Co., Ltd.	51	0.49%		3	3	3
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Mideumeul-juneun-namu Co., Ltd.	119	0.53%		6	6	6
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Magtec Co., Ltd.	28	0.00%		6	6	6
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%		3	3	3
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Michang Cable Co., Ltd.	1,096	0.26%	￦	16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Topis Co., Ltd.	246	0.71%		14	14	14
G&L Tech Co., Ltd.	2	0.06%		—	—	—
Cheonhae Co., Ltd.	72	0.00%		2	2	2
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Electric Contractors’ Financial Cooperative Co., Ltd.	—	—		39	39	39
Information&Communication Financial Cooperative Co., Ltd.	—	—		15	15	15
Common Computer Co., Ltd.	3,856	1.87%		1,000	1,000	1,000
Fine Powerex Co., Ltd.	72,633	4.92%		1,500	1,500	1,500
Eunsung Industrial Co., Ltd.	3	0.03%		1	1	1
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		41	5	5
Sungdo Pack Co., Ltd.	15	0.06%		1	1	1
Coffeenie Co., Ltd.	2	0.00%		1	1	1
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	8	8
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Dong Shin Hydraulies Co., Ltd.	9,460	0.14%		47	47	47
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19
Koa Tech Co., Ltd.	1,244	0.77%		12	12	12
Jinwoo Textile Co., Ltd.	91	0.68%		9	9	9
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	185	185
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon International Co., Ltd.	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Jico Co., Ltd.	10,581	0.01%		26	26	26
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Seokjin E&T Co., Ltd.	81	0.06%	￦	8	8	8
Agencore Co., Ltd.	104,350	5.67%		1,200	1,200	1,200
SamHong Machinery. EMC Co., Ltd.	476,192	19.23%		5,000	5,000	5,000
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
Daedong Co., Ltd.	176	0.33%		18	18	18
Daewoong and Technology Co., Ltd.	423	1.14%		42	42	42
Ebadom Co., Ltd.	361	0.21%		58	58	58
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
Aloha Factory Co., Ltd.	2,970	3.61%		1,000	1,000	1,000
Dailyshot Co., Ltd.	339	1.85%		1,001	1,001	1,001

Mediquitous Co., Ltd.	5,080	0.69%		1,250	1,250	1,250
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Samhyup Co., Ltd.	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd.	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Sekwang Precision Co., Ltd.	394	0.84%		79	79	79
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Samwang Co., Ltd.	170	0.25%		17	17	17
Yurim CNF Co., Ltd.	15	0.23%		2	2	2
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Daekwang Forging Co., Ltd.	1,298	1.99%		130	130	130
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33
MS Steel Industrial Co., Ltd.	167	0.40%		8	8	8
STS Global Co., Ltd.	9	0.04%		1	1	1
Y Tech Co., Ltd.	855	0.65%		34	34	34
CK Industry Co., Ltd.	4,178	7.54%		167	167	167
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Korea Ocean Machinery & Technology Co., Ltd.	763	0.45%		76	76	76
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd.	191	0.30%		2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		1	1	1
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Minjin Co., Ltd.	24	0.01%		1	1	1
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		1	1	1
Shin Heung Precision Co., Ltd.	93	4.63%		4	4	4

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
TaeGwang P&C Co., Ltd.	530	0.90%	￦	13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7

				269,065	202,243	202,243

Debt securities
Aron Flying Ship Co., Ltd. (*1)	—	—	￦	500	529	529

			￦	594,355	502,829	502,829

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2022.

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	55,356	55,356
KG Mobility Co., Ltd. (formerly, Ssangyong Motor Co., Ltd.)	12,205	0.01%		428	106	106
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	46	0.00%		15	—	—
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	43	43
PAN Ocean Co., Ltd.	1,492	0.00%		14	6	6
STX Heavy Industries Co., Ltd.	68,874	0.24%		537	806	806
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	95,505	95,505
Denison Mines Corp.	58,284,000	6.54%		84,134	131,790	131,790
Fission Uranium Corp.	100,000	0.01%		41	105	105
SangSangin Industry Co., Ltd.	1,457	0.01%		38	3	3
Vitzrosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	1	1
Vissem electronics, Co., Ltd.	301	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Aone Alform Co., Ltd.	2,672	0.04%		19	4	4
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,327	1,327
BDI Co., Ltd. (*3)	6,390,478	32.54%		—	—	—

				325,220	285,054	285,054

Unlisted (*1)
Hwan Young Steel Co., Ltd.	10,916	0.14%	￦	1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
Newasia Co., Ltd. (formerly, AJS Co., Ltd.)	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Biwang Industry Co., Ltd.	406	0.04%	￦	2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Sevenvalley JC (formerly, CJ Paradise Co., Ltd.)	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Fish World Co., Ltd.	47	0.21%	￦	2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	—	—
Samdo Industry Electric Co., Ltd.	48	0.02%		1	1	1
Taejung Industries Co., Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co., Ltd.	38,202	1.48%		191	17	17
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co., Ltd.	555	0.80%		3	3	3
Sewon Bus Co., Ltd.	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
Set Holding (*2)	1,100,220	2.50%		229,255	165,923	165,923
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wongwang Door Corp.	575	1.00%		29	29	29
Mansu Co., Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		19	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Caffe Bene Co., Ltd.	1,908	0.03%	￦	9	9	9
Jinhung Packaging Co., Ltd.	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ewon materials Co., Ltd. (formerly, Shinwoo Toptech Co., Ltd.)	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
S.I.T. Co., Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co., Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co., Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Geumhan Co., Ltd.	498	0.24%	￦	7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co., Ltd.	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		1	1	1
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Getron Co., Ltd.	7,259	0.20%		37	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	10	10
SGC Energy Co., Ltd.	580,000	5.00%		2,900	6,249	6,249
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%		1,500	1,937	1,937
H Robotics Co., Ltd.	903,601	8.05%		4,000	5,639	5,639
Good Tcells Co., Ltd.	11,364	0.33%		500	399	399
IPS Bio Co., Ltd.	1,975	3.13%		1,000	897	897
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SungJin Tech Co., Ltd.	803	1.20%	￦	24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	1	1
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		3	3	3
Irefarm Co., Ltd.	45	0.30%		3	3	3
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
Eslin Co., Ltd.	39	0.14%		8	8	8
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Orano Expansion	5,742,405	4.72%		—	—	—
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4
Kamada Korea Co., Ltd.	437	0.33%		22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		3	3	3

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Daesung Stain Co., Ltd.	32	0.32%	￦	2	2	2
YSM Co., Ltd.	281	2.07%		14	14	14
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%		3	3	3
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.13%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Topis Co., Ltd.	246	0.71%		14	14	14
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4
MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Common Computer Co., Ltd.	3,856	1.64%		1,000	1,154	1,154
Fine Powerex Co., Ltd.	72,633	4.58%		1,500	1,772	1,772
Eunsung Industrial Co., Ltd.	3	0.03%		1	1	1
KPE Co., Ltd.	51	0.19%		13	13	13
Dongbangfarms Co., Ltd.	904	0.55%		41	5	5
Sungdo Pack Co., Ltd.	15	0.06%		1	1	1
Coffeenie Co., Ltd.	2	0.00%		1	1	1
Medi Pharma Plan Co., Ltd.	1,075	0.26%		108	8	8
Woori Ascon Co., Ltd.	25	0.34%		10	10	10
Dong Shin Hydraulies Co., Ltd.	9,460	0.14%		47	47	47
Cheonwoo E.P.S Co., Ltd.	371	1.10%		19	19	19

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Koa Tech Co., Ltd.	1,244	0.77%	￦	12	12	12
SKE Cable Co., Ltd.	120	0.08%		6	6	6
Hi Korea Co., Ltd.	1,845	1.94%		185	185	185
Daeheung Engineering Co., Ltd.	65	0.01%		1	1	1
Etapol Co., Ltd.	1,361	0.54%		41	41	41
Yoongwon Korea Co., Ltd. (formerly, Yoongwon International Co., Ltd.)	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd.	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd.	59	0.03%		2	2	2
Yuil Engineering Co., Ltd.	14	0.03%		1	1	1
Taesan Co., Ltd.	146	0.69%		35	35	35
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Agencore Co., Ltd.	175,779	8.32%		2,200	2,200	2,200
SamHong Machinery. EMC Co., Ltd.	476,192	8.98%		5,000	5,000	5,000
Thermo Tec Co., Ltd.	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd.	6	0.02%		1	1	1
SangMoo Steel Co., Ltd.	24	0.04%		2	2	2
Jungin Distribution Co., Ltd.	17	0.00%		3	3	3
TheSun Co., Ltd.	77	0.06%		1	1	1
Daewoong and Technology Co., Ltd.	423	1.14%		42	42	42
ChoungHwa Precise Co., Ltd.	428	0.08%		43	4	4
Snopa Co., Ltd.	458	0.01%		5	5	5
Aloha Factory Co., Ltd.	2,970	3.70%		1,000	739	739
Dailyshot Co., Ltd.	1,695	1.85%		1,001	1,001	1,001
Samhyup Co., Ltd.	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd.	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd.	133	0.49%		23	23	23
NY Tech Co., Ltd.	33	0.15%		2	2	2
Dongbang Metal Co., Ltd.	1,985	0.32%		20	20	20
Samwang Co., Ltd.	170	0.25%		17	17	17
Yurim CNF Co., Ltd.	15	0.23%		2	2	2
Guseul Co., Ltd.	89	0.23%		9	9	9
Gaone International Co., Ltd.	54	0.29%		14	14	14
Dongyang Pratech Co., Ltd.	265	1.21%		29	29	29
Samjin Placo Co., Ltd.	661	0.52%		33	33	33
MS Steel Industrial Co., Ltd.	167	0.40%		8	8	8
STS Global Co., Ltd.	9	0.04%		1	1	1
Y Tech Co., Ltd.	855	0.65%		34	34	34
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd.	165	0.15%		3	3	3
SFC International Co., Ltd.	11	0.01%		1	1	1
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd.	191	0.30%		2	2	2
JBM Co., Ltd.	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd.	27	0.08%		2	2	2
MS Precision Co., Ltd.	220	0.16%		22	22	22
YM Tech Co., Ltd.	2	0.01%		1	1	1
C&C ENG Co., Ltd.	439	1.59%		22	22	22
Daejoo E&G Co., Ltd.	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd.	31	0.22%		1	1	1

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shin Heung Precision Co., Ltd.	93	4.63%	￦	4	4	4
TaeGwang P&C Co., Ltd.	530	0.90%		13	13	13
KyeongGwang Tech Co., Ltd.	244	1.04%		7	7	7
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Moohan Enterprise Co., Ltd.	63	0.12%		3	3	3
Value Invest Korea Co., Ltd.	8	0.00%		2	2	2
Beomju Co., Ltd.	1,037	0.60%		42	42	42
C&A Industries Co., Ltd.	42,062	0.26%		21	21	21
Vehicle System Co., Ltd.	225	0.19%		23	23	23
CH Solution Co., Ltd.	1,456	0.16%		4	4	4
HNT Co., Ltd.	8,567	0.09%		9	9	9
Sunquen Co., Ltd.	4	0.01%		—	—	—
Hapdong Co., Ltd.	7,096	1.08%		106	106	106
Shabath Co., Ltd.	48	0.04%		6	6	6
Woori Elec Co., Ltd.	102	0.17%		5	5	5
Dong-Yang Special Casting Co., Ltd.	1,027	0.41%		21	21	21
DYC Co., Ltd.	638	1.73%		96	96	96
Haegang Industry Co., Ltd.	1,687	1.13%		25	25	25
Daone Co., Ltd.	860	0.23%		9	9	9
Yeowoon Co., Ltd.	3	0.00%		—	—	—
Evertrue Co., Ltd.	15	0.00%		—	—	—
Black Materials Co., Ltd.	37,038	8.31%		500	500	500
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Seohan Food Co., Ltd.	83	0.19%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Shinjin International Corporation Co., Ltd.	4	0.01%		1	1	1
Asan Wood	6,391	1.03%		64	64	64
Seil Textile Co., Ltd.	16	0.15%		3	3	3
JSL Co., Ltd.	51	0.49%		3	3	3
3i Powergen Inc.	—	15.00%		1,482	—	—
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Mediquitous Co., Ltd.	5,080	0.64%		1,250	1,250	1,250
Monit Co., Ltd.	166,667	14.29%		1,000	1,000	1,000
Enersys Co., Ltd.	9,763	19.62%		2,050	2,050	2,050
Kalman Co., Ltd.	23,172	10.02%		1,000	1,000	1,000
HiMet Corporation Co., Ltd.	1,754,386	13.93%		5,000	5,000	5,000
Wonil Image Maker Inc.	16	0.04%		—	—	—
Ohbaksa.com Co., Ltd.	52	0.23%		3	3	3
Hanyang Electric Co., Ltd.	918	3.27%		92	92	92
Geumchang Synthetic Fiber Co., Ltd.	119	1.02%		12	12	12
Sung Min Fishery Co., Ltd.	371	0.09%		4	4	4
Dreamfact Co., Ltd.	77	0.10%		3	3	3
Donyworld Co., Ltd.	125	0.68%		10	10	10
Dongsuh Companies Inc.	18	0.23%		2	2	2
Dondodam Co., Ltd.	262	0.34%		13	13	13
Vision Food Co., Ltd.	1,732	1.00%		86	86	86
Aone Metal Co., Ltd.	156	0.89%		16	16	16
Ecoplus Co., Ltd.	2,786	0.91%		3	3	3

	2023
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Libechen Co., Ltd.	151	0.13%	￦	8	8	8
Hongin Co., Ltd.	18	0.03%		5	5	5
Bolim Co., Ltd.	37	0.10%		5	5	5
Neo Life Co., Ltd.	19	0.04%		—	—	—
Daehong Industry Co., Ltd.	1,152	1.01%		85	85	85
T-Eng Co., Ltd.	123	1.05%		25	25	25
Badanuri	8	0.10%		2	2	2
Daeyoung Co., Ltd.	178	0.56%		63	63	63
Ki Soo Precision Co., Ltd.	325	0.44%		98	98	98
DNGV	5,516	0.14%		11	11	11
BJ Korea	446	0.81%		40	40	40
R&S Co., Ltd.	291	0.61%		4	4	4
Daekyoung Co., Ltd.	85	0.66%		17	17	17
Gunsan Bio Energy Co., Ltd. (*4)	200,000	18.87%		1,000	—	—

				295,627	212,762	212,762

Debt securities (*1)
Aron Flying Ship Co., Ltd.	—	—		491	547	547
Ino Platech Co., Ltd.	—	—		1,080	1,080	1,080
Daebon Tech Co., Ltd.	—	—		3,000	3,000	3,000

				4,571	4,627	4,627

			￦	625,418	502,443	502,443

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2023.

(*3)
The shares were acquired through a debt-to-equity conversion during the year ended December 31, 2023, in accordance with the corporate rehabilitation procedures of BDI Co., Ltd. Since the Company has no capacity to exercise significant influence until the rehabilitation procedures are complete, the Company has classified the investment as financial assets measured at fair value through other comprehensive income.

(*4)
The investee declared bankruptcy during the year ended December 31, 2023. The Company has no capacity to exercise significant influence on the investee due to the receivership of the investee by a trustee in bankruptcy, so the investment was reclassified as financial assets measured at fair value through other comprehensive income.